Leasehold Improvements and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Leasehold Improvements and Equipment [Abstract]
Schedule of Leasehold Improvements and Equipment

At June 30, 2026 and December 31, 2025, leasehold improvements and equipment consisted of the following:

	June 30,	December 31,
	2026	2025
Motor vehicles	$17,769	$97,488
Office equipment	114,704	117,977
Furniture and fittings	48,687	51,478
Warehouse equipment	-	108,984
Machinery equipment	91,759	96,520
Leasehold improvements	388,637	280,887
	661,556	753,334
Accumulated depreciation	(324,254)	(466,270)
Leasehold improvements and equipment, net of accumulated depreciation	$337,302	$287,064